Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	iQIYI, Inc.
Entity Central Index Key	0001722608
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-38431
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4/F, iQIYI Youth Center, Yoolee Plaza
Entity Address, Address Line Two	No. 21, North Road of Workers' Stadium, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, State or Province	CN
Entity Address, Postal Zip Code	100027
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1408
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Location	Beijing, The People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	4/F, iQIYI Youth Center, Yoolee Plaza
Entity Address, Address Line Two	No. 21, North Road of Workers' Stadium, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, State or Province	CN
Entity Address, Postal Zip Code	100027
Contact Personnel Name	Jun Wang
City Area Code	+86
Local Phone Number	10-6267-7171
Contact Personnel Email Address	E-mail: ir@qiyi.com
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,047,568,900
Title of each class	Class A ordinary shares,par value US$0.00001 per share*
Name of each exchange on which registered	NASDAQ
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,041,097,278
American Depositary Shares
Document Information [Line Items]
Title of each class	American Depositary Shares, eachrepresenting seven Class A ordinary sharespar value US$0.00001 per share
Trading Symbols	IQ
Name of each exchange on which registered	NASDAQ